Income Taxes (Details) (USD $) In Thousands	Apr. 30, 2011	Apr. 30, 2010
Deferred tax liabilities:
Intangible assets	$ 1,025,301	$ 1,042,375
Property, plant, and equipment	111,537	121,950
Other	10,016	22,042
Total deferred tax liability	1,146,854	1,186,367
Deferred tax assets:
Post-employment and other employee benefits	84,723	69,887
Tax credit and loss carryforwards	4,583	5,049
Intangible assets	3,279	3,984
Other	27,668	21,247
Total deferred tax assets	120,253	100,167
Valuation allowance for deferred tax assets	(3,324)	(3,470)
Total deferred tax assets less allowance	116,929	96,697
Net deferred tax liability	$ 1,029,925	$ 1,089,670